Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
October 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Basic Materials - 1.0%
4,577	Ecolab, Inc.	$1,017,101

	Communications - 4.3%
37,581	AT&T, Inc.	949,296
17,464	Cisco Systems, Inc.	977,460
3,913	Okta, Inc. (a)	967,215
13,544	Snap, Inc. - Class A (a)	712,144
15,998	Twitter, Inc. (a)	856,533
		4,462,648
	Consumer, Cyclical - 8.9%
15,290	Bath & Body Works, Inc.	1,056,386
8,857	Best Buy Company, Inc.	1,082,680
4,372	Cummins, Inc.	1,048,580
38,598	Gap, Inc.	875,789
6,256	NIKE, Inc. - Class B	1,046,566
19,155	PulteGroup, Inc.	920,972
8,884	Ralph Lauren Corporation	1,129,778
4,175	Target Corporation	1,083,914
14,186	TJX Companies, Inc.	929,041
		9,173,706
	Consumer, Non-Cyclical - 26.8% (b)
8,157	Abbott Laboratories	1,051,356
8,533	AbbVie, Inc.	978,479
4,570	Amgen, Inc.	945,853
4,931	Automatic Data Processing, Inc.	1,106,960
4,097	Becton Dickinson and Company	981,600
15,417	Bristol-Myers Squibb Company	900,353
4,873	Cigna Corporation	1,040,922
13,238	Colgate-Palmolive Company	1,008,603
3,993	Eli Lilly & Company	1,017,257
3,032	Estée Lauder Companies, Inc. - Class A	983,369
40,223	H&R Block, Inc.	927,945
8,557	IHS Markit, Ltd.	1,118,571
2,934	Intuitive Surgical, Inc. (a)	1,059,554
7,487	Kimberly-Clark Corporation	969,492
7,724	Medtronic plc	925,799
13,510	Merck & Company, Inc.	1,189,555
2,709	Moody’s Corporation	1,094,842
3,574	PayPal Holdings, Inc. (a)	831,277
7,240	Procter & Gamble Company	1,035,247
26,511	Rollins, Inc.	933,983
2,324	S&P Global, Inc.	1,101,948
16,440	Service Corporation International	1,125,975
3,723	Stryker Corporation	990,579
24,784	Terminix Global Holdings, Inc. (a)	1,003,256
1,858	Thermo Fisher Scientific, Inc.	1,176,244
2,475	UnitedHealth Group, Inc.	1,139,663
5,113	Verisk Analytics, Inc.	1,075,111
		27,713,793
	Energy - 1.3%
23,318	Sunrun, Inc. (a)	1,344,982

	Financial - 17.6%
6,214	American Express Company	1,079,869
3,780	Ameriprise Financial, Inc.	1,142,051
3,597	Aon plc - Class A	1,150,752
18,683	Bank of New York Mellon Corporation	1,106,034
1,092	BlackRock, Inc.	1,030,258
14,150	Charles Schwab Corporation	1,160,725
5,607	Chubb, Ltd.	1,095,496
5,113	CME Group, Inc.	1,127,672
5,298	Crown Castle International Corporation	955,229
1,221	Equinix, Inc.	1,022,062
8,632	Intercontinental Exchange, Inc.	1,195,186
6,561	Marsh & McLennan Companies, Inc.	1,094,375
2,979	Mastercard, Inc. - Class A	999,514
7,657	Prologis, Inc.	1,109,959
4,609	T. Rowe Price Group, Inc.	999,600
18,442	Ventas, Inc.	984,250
4,500	Visa, Inc. - Class A	952,965
		18,205,997
	Industrial - 5.8%
17,914	Carrier Global Corporation	935,648
13,794	Johnson Controls International plc	1,012,066
5,752	Keysight Technologies, Inc. (a)	1,035,475
8,314	Republic Services, Inc.	1,119,064
5,338	Stanley Black & Decker, Inc.	959,399
5,199	Trane Technologies plc	940,655
		6,002,307
	Technology - 32.1% (b)
1,554	Adobe, Inc. (a)	1,010,659
9,308	Advanced Micro Devices, Inc. (a)	1,119,101
6,323	Analog Devices, Inc.	1,096,977
6,789	Apple, Inc.	1,016,992
7,627	Applied Materials, Inc.	1,042,230
3,324	Autodesk, Inc. (a)	1,055,736
2,075	Broadcom, Inc.	1,103,215
3,480	DocuSign, Inc. (a)	968,449
7,103	Electronic Arts, Inc.	996,196
1,629	EPAM Systems, Inc. (a)	1,096,708
8,065	Fidelity National Information Services, Inc.	893,118
8,752	Fiserv, Inc. (a)	861,984
34,692	HP, Inc.	1,052,209
19,067	Intel Corporation	934,283
7,342	International Business Machines Corporation	918,484
1,819	Intuit, Inc.	1,138,677
1,703	Lam Research Corporation	959,760
13,110	Microchip Technology, Inc.	971,320
13,984	Micron Technology, Inc.	966,294
3,414	Microsoft Corporation	1,132,151
4,606	NVIDIA Corporation	1,177,615
11,566	Oracle Corporation	1,109,642
9,012	Paychex, Inc.	1,111,000
3,887	salesforce.com, Inc. (a)	1,164,896
1,603	ServiceNow, Inc. (a)	1,118,509
3,106	Synopsys, Inc. (a)	1,034,857
5,398	Texas Instruments, Inc.	1,012,017
2,887	Twilio, Inc. - Class A (a)	841,156
3,108	Veeva Systems, Inc. - Class A (a)	985,267
3,777	Workday, Inc. - Class A (a)	1,095,254
6,633	Xilinx, Inc.	1,193,941
3,562	Zoom Video Communications, Inc. - Class A (a)	978,303
		33,157,000
	Utilities - 1.9%
5,659	American Water Works Company, Inc.	985,685
20,787	Essential Utilities, Inc.	978,444
		1,964,129
	TOTAL COMMON STOCKS (Cost $95,549,100)	103,041,663
	TOTAL INVESTMENTS (Cost $95,549,100) - 99.7%	103,041,663
	Other Assets in Excess of Liabilities - 0.3%	334,077
	NET ASSETS - 100.0%	$103,375,740

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at October 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$103,041,663	$-	$-	$103,041,663
Total Investments in Securities	$103,041,663	$-	$-	$103,041,663
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3.